SCHEDULE OF DERIVATIVE INSTRUMENTS (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative Liabilities
Total
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative Liabilities
Total
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative Liabilities	754,073	1,216,078	4,314,270
Total	$ 754,073	$ 1,216,078	$ 4,314,270